Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	$ 46,817,020	$ 25,586,933	$ 20,103,425	$ 5,090,988
Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities			4,089,284
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Derivative liabilities Series A preferred stock [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Quoted Prices In Active Markets for Identical Assets (Level 1) [Member] | Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member] | Derivative liabilities Series A preferred stock [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Significant Other Observable Inputs (Level 2) [Member] | Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities
Significant Unobservable Inputs (Level 3) [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities	46,817,020	25,586,933	20,103,425
Significant Unobservable Inputs (Level 3) [Member] | Derivative liabilities Series A preferred stock [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities			16,014,141
Significant Unobservable Inputs (Level 3) [Member] | Derivative liabilities warrant instruments [Member]
Fair value hierarchy, the Company's financial liabilities that were accounted for at fair value on a recurring basis
Derivative liabilities			$ 4,089,284